Summary of Significant Accounting Policies - Schedule of Interests in Significant Entities (Detail)	12 Months Ended
Dec. 31, 2013
SouthGobi Resources Ltd. [Member]
Variable Interest Entity [Line Items]
Economic interest	56.00%
Method	Consolidation
Oyu Tolgoi [Member]
Variable Interest Entity [Line Items]
Economic interest	66.00%
Method	Consolidation